Consolidated Condensed Statement of Changes in Stockholders' Equity (Unaudited) - USD ($)	Series B, Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 1	$ 33,923	$ 4,714,041	$ (1,549,584)	$ 3,198,381
Beginning balance, shares at Dec. 31, 2022	140	3,392,250
Issuance of common shares for services		$ 750	599,250		600,000
Issuance of common shares for services, shares		75,005
Net loss				(1,177,904)	(1,177,904)
Ending balance, value at Mar. 31, 2023	$ 1	$ 34,673	5,313,291	(2,727,488)	2,620,477
Ending balance, shares at Mar. 31, 2023	140	3,467,255
Beginning balance, value at Dec. 31, 2022	$ 1	$ 33,923	4,714,041	(1,549,584)	3,198,381
Beginning balance, shares at Dec. 31, 2022	140	3,392,250
Net loss					(1,613,202)
Ending balance, value at Jun. 30, 2023	$ 2	$ 32,173	5,315,790	(3,162,786)	2,185,179
Ending balance, shares at Jun. 30, 2023	190	3,217,255
Beginning balance, value at Mar. 31, 2023	$ 1	$ 34,673	5,313,291	(2,727,488)	2,620,477
Beginning balance, shares at Mar. 31, 2023	140	3,467,255
Conversion of preferred shares	$ 1	$ (2,500)	2,499
Conversion of preferred shares, shares	50	(250,000)
Net loss				(435,298)	(435,298)
Ending balance, value at Jun. 30, 2023	$ 2	$ 32,173	5,315,790	(3,162,786)	2,185,179
Ending balance, shares at Jun. 30, 2023	190	3,217,255
Beginning balance, value at Dec. 31, 2023	$ 2	$ 32,173	5,315,790	(3,933,046)	1,414,919
Beginning balance, shares at Dec. 31, 2023	190	3,217,255
Issuance of common shares as settlement		$ 161	64,183		64,344
Issuance of common shares as settlement, shares		16,086
Issuance of common shares, initial public offering, net of offering costs		$ 12,500	3,837,055		3,849,555
Issuance of common shares, initial public offering, net of offering costs, shares		1,250,000
Issuance of common shares, business combination		$ 42,500	16,957,500		17,000,000
Issuance of common shares, business combination, shares		4,250,000
Conversion of preferred shares	$ (1)	$ 6,000	(5,999)
Conversion of preferred shares, shares	(120)	600,000
Net loss				(1,106,002)	(1,106,002)
Ending balance, value at Mar. 31, 2024	$ 1	$ 93,334	26,168,529	(5,039,048)	21,222,816
Ending balance, shares at Mar. 31, 2024	70	9,333,341
Beginning balance, value at Dec. 31, 2023	$ 2	$ 32,173	5,315,790	(3,933,046)	1,414,919
Beginning balance, shares at Dec. 31, 2023	190	3,217,255
Net loss					(2,718,240)
Ending balance, value at Jun. 30, 2024	$ 1	$ 104,113	26,518,993	(6,651,286)	19,971,821
Ending balance, shares at Jun. 30, 2024	50	10,411,240
Beginning balance, value at Mar. 31, 2024	$ 1	$ 93,334	26,168,529	(5,039,048)	21,222,816
Beginning balance, shares at Mar. 31, 2024	70	9,333,341
Conversion of preferred shares		$ 1,000	(1,000)
Conversion of preferred shares, shares	(20)	100,000
Issuance of common shares, equity incentive plan		$ 9,779	(9,779)
Net loss				(1,612,238)	(1,612,238)
Stock compensation expense - vested stock			346,854		346,854
Issuance of common shares, equity incentive plan, shares		977,899
Stock option compensation expense			14,389		14,389
Ending balance, value at Jun. 30, 2024	$ 1	$ 104,113	$ 26,518,993	$ (6,651,286)	$ 19,971,821
Ending balance, shares at Jun. 30, 2024	50	10,411,240